Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 96,298	¥ 82,017
Investments [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	94,770	78,954
Property, plant and equipment [member]
Disclosure of commitments and contingencies [line items]
Capital commitments	¥ 1,528	¥ 3,063